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January 11, 2008	Johnathan Mathiesen
617-951-7467
johnathan.mathiesen@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:  Patricia Williams, Esq.

Re:                              Pax World Funds Series Trust I (the “Registrant”)

Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File Nos. 811-02064, 002-38679

Dear Ms. Williams:

Enclosed for filing on behalf of the Registrant is post-effective amendment no. 55 to the registration statement of the Registrant on Form N-1A (the “Amendment”).  The amendment is being filed for the purpose of adding three newly-formed series of the Registrant to its registration statement on Form N-1A:  the Pax World Small Cap Fund, the Pax World Global Green Fund and the Pax World International Fund.  No information contained in the Registration Statement relating to any other series of the Registrant is amended or superseded by the Amendment.

No fees are required in connection with this filing.

Please direct any questions regarding the enclosed materials to the undersigned at (617) 951-7467.

Sincerely,

/s/ Johnathan Mathiesen

Johnathan Mathiesen

Enclosure

cc:                                 Joseph Keefe
Brian D. McCabe
Jacob E. Comer